Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Schedule of Adjustments to Fair Value of Financial Assets and Liabilities (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	R$ 4,098	R$ (4,834)	R$ 4,181
Derivatives [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(70)	(260)	2,028
Financial Assets Designated At Fair Value Through Profit Or Loss Equity Securities [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	(64)	(218)	180
Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	3,628	(4,110)	2,138
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	628	(254)	(128)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets and liabilities measured at fair value [Line Items]
Adjustments to Fair Value of Financial Assets and Liabilities	R$ (24)	R$ 8	R$ (37)